Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance.

				Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO 1 (b)	Compensation Actually Paid for PEO 2 (c)		Average Summary Compensation Table Total for Non-PEO NEOs 3 (d)	Average Compensation Actually Paid for Non-PEO NEOs 4 (e)		Total Shareholder Return 5 (f)	Peer Group Total Shareholder Return 6 (g)	Net Income (h)		Company- Selected Measure: Revenue 7 (i)

2022	$967,677	-$	17,926,323	$766,629	-$	978,600	$50	$117	-$	528,510,000	$269,847,000

2021	$72,506,627		$24,624,317	$5,893,739		$3,301,256	$175	$174	-$	270,969,000	$341,817,000

2020	$1,344,913		$3,842,102	$1,388,141		$1,892,254	$200	$144	-$	331,039,000	$173,137,000

(1)
Am
o
unts reported in column (b) represent the amount of total compensation reported for John Melo (our “PEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year.

(2)
Amounts reported in column (c) represent the compensation actually paid to our PEO, based on their respective total compensation
r
eported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO

				2020	2021		2022

	Summary Compensation Table-Total Compensation	(a	)	$1,344,913		$72,506,627		$967,677

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)	—		$70,564,997		—

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)	—		$20,865,000		—

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)	$2,265,160	-$	133,875	-$	18,285,000

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)	—		$2,125,464		—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	$232,030		$1,911,098	-$	609,000

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)	—		$2,085,000		—

=	Compensation Actually Paid			$3,842,102		$24,624,317	-$	17,926,323
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

3.
Amounts reported in column (d) represent the
av
erage of the amounts of total compensatio
n
r
e
ported for our non-PEO named executive officers (our “Non-PEO NEOs”) as a group for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. For 2020, 2021, and 2022, the Non-PEO NEOs were Han Kieftenbeld, Eduardo Alvarez and Nicole Kelsey.

4.
Amounts reported in column (e) represent the compensation actually paid to the Non-PE
O
NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

Non-PEO NEO Average

				2020		2021		2022

	Summary Compensation Table - Total Compensation	(a	)		$1,388,141		$5,893,739		$766,629

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)		$615,096		$4,912,942		$151,473

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)		$1,070,743		$1,731,569		$83,381

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)		$51,376	-$	87,487	-$	1,349,103

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)		—		—		—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	-$	2,909		$676,376	-$	214,766

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)		—		—		$113,268

=	Compensation Actually Paid				$1,892,254		$3,301,256	-$	978,600
(a)	Represents the average Total Compensation as reported in the S u mmar y C ompensatio n Table for the reported Non-PEO NEOs in the indicated fiscal year.
(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 71
8
.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, c
o
mputed i
n
accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported
Non-PEO
NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the reported Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the Nasdaq Composite Index, an independently prepared index.

(7)
As noted in our CD&A, for 2022, the LDICC determined that revenue growth continues to be viewed as a key metric of our business performance and aligned with long term stockholder value creation. Revenue is calculated in accordance with U.S. GAAP.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	the Non-PEO NEOs were Han Kieftenbeld, Eduardo Alvarez and Nicole Kelsey
Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the Nasdaq Composite Index, an independently prepared index
PEO Total Compensation Amount	$ 967,677	$ 72,506,627	$ 1,344,913
PEO Actually Paid Compensation Amount	$ (17,926,323)	24,624,317	3,842,102
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in column (c) represent the compensation actually paid to our PEO, based on their respective total compensation
r
eported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO

				2020	2021		2022

	Summary Compensation Table-Total Compensation	(a	)	$1,344,913		$72,506,627		$967,677

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)	—		$70,564,997		—

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)	—		$20,865,000		—

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)	$2,265,160	-$	133,875	-$	18,285,000

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)	—		$2,125,464		—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	$232,030		$1,911,098	-$	609,000

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)	—		$2,085,000		—

=	Compensation Actually Paid			$3,842,102		$24,624,317	-$	17,926,323
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 766,629	5,893,739	1,388,141
Non-PEO NEO Average Compensation Actually Paid Amount	$ (978,600)	3,301,256	1,892,254
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
Amounts reported in column (e) represent the compensation actually paid to the Non-PE
O
NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

Non-PEO NEO Average

				2020		2021		2022

	Summary Compensation Table - Total Compensation	(a	)		$1,388,141		$5,893,739		$766,629

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b	)		$615,096		$4,912,942		$151,473

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c	)		$1,070,743		$1,731,569		$83,381

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d	)		$51,376	-$	87,487	-$	1,349,103

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e	)		—		—		—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f	)	-$	2,909		$676,376	-$	214,766

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g	)		—		—		$113,268

=	Compensation Actually Paid				$1,892,254		$3,301,256	-$	978,600
(a)	Represents the average Total Compensation as reported in the S u mmar y C ompensatio n Table for the reported Non-PEO NEOs in the indicated fiscal year.
(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 71
8
.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, c
o
mputed i
n
accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported
Non-PEO
NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the reported Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the
Non-PE
O
NEOs for 2022:

◾	Revenue

◾	Operating Expense

◾	Core Gross Margin

Total Shareholder Return Amount	$ 50	175	200
Peer Group Total Shareholder Return Amount	117	174	144
Net Income (Loss)	$ (528,510,000)	$ (270,969,000)	$ (331,039,000)
Company Selected Measure Amount	269,847,000	341,817,000	173,137,000
PEO Name	John Melo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expense
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Gross Margin
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (70,564,997)	$ 0
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	20,865,000	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,285,000)	(133,875)	2,265,160
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,125,464	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(609,000)	1,911,098	232,030
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,085,000	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,473)	(4,912,942)	(615,096)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,381	1,731,569	1,070,743
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,349,103)	(87,487)	51,376
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(214,766)	676,376	(2,909)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 113,268	$ 0	$ 0